REVENUE - Disaggregation of Revenue by Industry Vertical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,780,243	$ 1,297,078	$ 814,139
Media and Entertainment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	376,134	272,703	187,071
Banks, Financial Services and Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	359,940	308,227	193,364
Consumer, Retail & Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	254,500	197,620	105,876
Technology & Telecommunications
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	250,299	155,665	96,643
Professional Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	235,553	167,997	103,133
Travel & Hospitality
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	139,170	87,567	67,634
Health Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	128,669	96,334	53,781
Other Verticals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 35,978	$ 10,965	$ 6,637